Subsequent events - Narrative (Details) - Philips Pharma Solutions (formerly BioTel Research, LLC) - Subsequent event $ in Millions	Oct. 02, 2023 USD ($)
Business Acquisition [Line Items]
Percentage of share capital acquired	100.00%
Business combination, consideration transferred	$ 68.1